Document and Entity Information	0 Months Ended
Dec. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 30, 2013
Registrant Name	FORUM FUNDS II
Central Index Key	0001576367
Amendment Flag	false
Document Creation Date	Jan. 10, 2014
Document Effective Date	Jan. 10, 2014
Prospectus Date	Dec. 30, 2013